Revenue	12 Months Ended
Dec. 31, 2020
Revenue Recognition and Deferred Revenue [Abstract]
REVENUE

NOTE 18 – REVENUE

Product sales for the years ended December 31, 2020 and 2019 are shown below. At December 31, 2020 and December 31, 2019, the Company did not have a gold sales receivable balance.

	Year ended December 31,
	2020	2019
Concentrate sales:
Gold	$6,811,841	$1,010,080
Silver	68,810	11,928
	6,880,651	1,022,008

Less: Royalties	(265,212)	(40,880)
Upside participation	(987,277)	(84,711)
Outside processing charges	(286,165)	(44,756)
	(1,538,654)	(170,347)
Net concentrate sales	5,341,997	851,661

Processing income	132,110	-

Total revenue	$5,474,107	$851,661

For the year ended December 31, 2020, all revenue was from concentrate sales, and processing income from the third party for which the Company processed ore and it was sold to Asahi Refining. For the year ended December 31, 2019, all revenue was from concentrate sales to Asahi Refining.